Judicial Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 634,712	R$ 632,458
Longterm deposits	68,144	59,185
Taxes Claims [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	482,002	444,134
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	84,107	125,862
Civil [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	43,081	39,597
Easements [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	19,340	14,726
Customers [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	5,723	4,862
Others [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 459	R$ 3,277